Borrowings - Schedule of Finance Costs (Income), Net (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Borrowings [abstract]
Interest on acquisition related consideration	$ 0	$ 5	$ 0	$ 16
Interest on lease obligations	77	21	142	41
Commitment costs on amended facility	15	0	38	0
Interest income	(24)	(568)	(259)	(1,247)
Interest on borrowings	1,016	0	1,573	0
Finance income, net	$ 1,084	$ (542)	$ 1,494	$ (1,190)